Stock-based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares, Outstanding, Beginning balance	6,340,000	2,961,008	4,083,282
Shares, Granted	420,500	3,502,450
Shares, Exercised	(3,274)	(135,950)	(12,502)
Shares, Forfeited / cancelled	(417,150)	(217,508)	(1,109,772)
Shares, Outstanding, Ending balance	6,340,076	6,340,000	2,961,008	4,083,282
Shares, Vested and exercisable	3,451,864	2,684,160	1,431,678
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.92	$ 3.45	$ 3.47
Weighted Average Exercise Price, Granted	10.46	4.31
Weighted Average Exercise Price, Exercised	4.21	3.42	3.71
Weighted Average Exercise Price, Forfeited / cancelled	4.30	3.56	3.52
Weighted Average Exercise Price, Outstanding, Ending balance	4.33	3.92	3.45	$ 3.47
Weighted Average Exercise Price, Vested and exercisable	$ 3.63	$ 3.58	$ 3.43
Weighted Average Remaining Contractual Life, Outstanding	7 years 9 months 14 days	8 years 2 months 19 days	7 years 5 months 19 days	8 years 6 months 25 days
Weighted Average Remaining Contractual Life, Vested and exercisable	7 years 18 days	7 years 4 months 28 days	7 years 5 months 19 days
Previously Reported
Shares, Outstanding, Beginning balance	6,110,000
Shares, Outstanding, Ending balance		6,110,000
Shares, Vested and exercisable		2,465,410
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.95
Weighted Average Exercise Price, Outstanding, Ending balance		$ 3.95
Weighted Average Exercise Price, Vested and exercisable		$ 3.60
Weighted Average Remaining Contractual Life, Outstanding		8 years 3 months 10 days
Weighted Average Remaining Contractual Life, Vested and exercisable		7 years 5 months 12 days